Braskem Idesa Financing (Tables)	12 Months Ended
Dec. 31, 2017
Braskem Idesa Financing (Tables) [Abstract]
Schedule of Braskem Idesa Financing

16.              Braskem Idesa Financing

	Initial value
	of operation
Identification	US$		Maturity	Charges (% per year)	2017	2016

Project finance		(i)
Project finance I	700,000		February-2027	Us dollar exchange variation + quarterly Libor + 3.25	2,179,981	2,274,754
Project finance II	189,996		February-2027	Us dollar exchange variation + 6.17	621,140	663,856
Project finance III	600,000		February-2029	Us dollar exchange variation + 4.33	1,827,811	1,911,857
Project finance IV	680,004		February-2029	Us dollar exchange variation + quarterly Libor + 3.88	2,032,093	2,111,234
Project finance V	400,000		February-2029	Us dollar exchange variation + quarterly Libor + 4.65	1,221,997	1,276,449
Project finance VI	89,994		February-2029	Us dollar exchange variation + quarterly Libor + 2.73	273,887	286,480
Project finance VII	533,095		February-2029	Us dollar exchange variation + quarterly Libor + 4.64	1,627,479	1,701,229
Transactions costs					(92,938)	(104,157)
Total	3,193,089				9,691,450	10,121,702

Other borrowings
VAT borrowings		(ii)	November-2029	2.00% above TIIE (*)		13,500
Borrowings for working capital			December-2017	Us dollar exchange variation + quarterly Libor + 2.30		302,589
						316,089

					9,691,450	10,437,791

Current liabilities					9,691,450	10,437,791
Total					9,691,450	10,437,791

(*)    TIIE - “Tasa de Interés Interbancaria de Equilibrio” - basic interest rate in Mexico, similar to the CDI overnight rate in Brazil.

Schedule of amortization presents the original long-term maturities

The following amortization schedule presents the original long-term maturities, excluding the reclassification to current liabilities arising from the aforementioned breach of contractual obligations.

	2017	2016

2018		709,793
2019	748,071	736,885
2020	877,450	864,149
2021	1,002,270	986,914
2022	835,009	822,235
2023	1,105,295	1,088,155
2024	1,195,682	1,177,017
2025	1,195,096	1,176,346
2026	1,052,156	1,035,586
2027	474,438	466,270
2028 and thereafter	422,266	428,336
Total	8,907,733	9,491,686